S000000552 [Member] Investment Objectives and Goals - Nuveen California Municipal Bond Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen California Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the Fund is to provide you with as high a level of current interest income exempt from regular federal, California state and, in some cases, California local income taxes as is consistent with preservation of capital.